Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%

Computers, software and peripheral equipment	7-33 (mainly 33%)
Office furniture and equipment	6-33
Motor vehicles	15
Buildings	2-4

Schedule of useful life of intangible assets
Years
Customer relationship and acquired technology	3-15
Brand names	5
Backlog, non-compete agreements and other intangibles	1-10
Patent	10

Schedule of reconciliation of the redeemable non-controlling interests:

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2016	$18,751
Net income attributable to redeemable non-controlling interests	2,124
Share-based compensation attributable to redeemable non-controlling interests	215
Adjustments in redeemable non-controlling interests to fair value	715
Increase in redeemable non-controlling interest as part of acquisitions	(*)26,029
Increase in redeemable non-controlling interest due to change in ownership in subsidiaries	292
Dividend in redeemable non-controlling interests	(1,537)
Foreign currency translation adjustments	(105)

December 31, 2016	$46,484

*)	Adjustment to comparative data (See Note 4(iv)(f)).

January 1, 2017	$46,484
Net income attributable to redeemable non-controlling interests	3,671
Share-based compensation attributable to redeemable non-controlling interests	52
Change in redeemable non-controlling interests to fair value	4,872
Redeemable non-controlling interests reclassification to non-controlling interests	(2,440)
Dividend in redeemable non-controlling interests	(3,928)
Foreign currency translation adjustments	4,165

December 31, 2017	$52,876